UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                  Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                 New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 93.6%

China - 6.3%

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	43,174	$8,820,016

Baidu Inc. - Sponsored ADR (Software & Services)*	39,945	9,863,219

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,917,269	9,073,794

Tencent Holdings Ltd. (Software & Services)†	185,680	10,994,475

Weibo Corp. - Sponsored ADR (Software & Services)*	41,671	5,399,312

Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,382,000	9,446,962

		53,597,778

Denmark - 2.3%

Chr Hansen Holding A/S (Materials)†	117,460	10,272,852

Novozymes A/S, Class B (Materials)†	172,015	9,544,374

		19,817,226

Finland - 0.9%

Kone OYJ, Class B (Capital Goods)†	140,120	8,019,014

France - 3.2%

Air Liquide SA (Materials)†	64,402	8,681,557

Essilor International Cie Generale d’Optique SA (Health Care Equipment & Services)†	76,975	10,936,131

L’Oreal SA (Household & Personal Products)†	33,590	7,634,460

		27,252,148

Germany - 4.6%

Bayerische Motoren Werke AG (Automobiles & Components)†	78,135	8,918,608

Linde AG (Materials)*†	48,050	11,728,006

Symrise AG (Materials)†	224,095	18,735,980

		39,382,594

Hong Kong - 2.4%

AIA Group Ltd. (Insurance)†	2,413,805	20,728,015

India - 2.5%

HDFC Bank Ltd. - ADR (Banks)	75,780	8,228,950

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,197,455	13,148,056

		21,377,006

Indonesia - 1.3%

Bank Central Asia Tbk PT (Banks)†	6,461,654	10,954,947

	Shares	Value
COMMON STOCKS - 93.6% (continued)

Israel - 0.9%

Check Point Software Technologies Ltd. (Software & Services)*	70,140	$7,253,178

Italy - 2.0%

Luxottica Group SpA (Consumer Durables & Apparel)†	157,160	10,109,452

Tenaris SA - ADR (Energy)	205,300	7,185,500

		17,294,952

Japan - 10.2%

FANUC Corp. (Capital Goods)†	32,745	8,904,641

Keyence Corp. (Technology Hardware & Equipment)†	23,102	14,084,640

Kubota Corp. (Capital Goods)†	799,335	16,371,425

M3 Inc. (Health Care Equipment & Services)†	295,745	10,873,080

Makita Corp. (Capital Goods)†	173,335	8,196,404

MonotaRO Co., Ltd. (Capital Goods)†	232,980	7,393,089

Sysmex Corp. (Health Care Equipment & Services)†	270,565	21,294,509

		87,117,788

Mexico - 0.7%

Grupo Televisa SAB - Sponsored ADR (Media)	298,110	6,170,877

Russia - 1.5%

Yandex NV, Class A (Software & Services)*	319,070	12,357,581

South Africa - 0.8%

Sasol Ltd. (Materials)†	196,520	7,070,290

Spain - 1.4%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,233,240	11,580,447

Sweden - 2.2%

Atlas Copco AB, Class A (Capital Goods)†	221,120	10,373,492

Intrum Justitia AB (Commercial & Professional Services)†	217,790	8,082,405

		18,455,897

Switzerland - 3.7%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	49,840	13,841,007

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	115,265	9,958,896

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	44,920	7,249,539

		31,049,442

Turkey - 0.7%

Turkiye Garanti Bankasi AS - ADR (Banks)	1,778,905	5,932,648

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.6% (continued)

United Kingdom - 3.7%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	471,509	$8,230,242

Reckitt Benckiser Group plc (Household & Personal Products)†	112,505	10,868,215

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	112,185	5,253,707

WPP plc (Media)†	382,105	6,935,123

		31,287,287

United States - 42.3%

3M Co. (Capital Goods)	34,380	8,612,190

Abbott Laboratories (Health Care Equipment & Services)	135,440	8,418,950

Amazon.com Inc. (Retailing)*	7,395	10,729,332

AmerisourceBergen Corp. (Health Care Equipment & Services)	94,170	9,385,924

Apple Inc. (Technology Hardware & Equipment)	70,515	11,806,326

Cognizant Technology Solutions Corp., Class A (Software & Services)	112,470	8,770,411

Colgate-Palmolive Co. (Household & Personal Products)	140,280	10,414,387

eBay Inc. (Software & Services)*	207,658	8,426,762

Exxon Mobil Corp. (Energy)	89,720	7,832,556

Facebook Inc., Class A (Software & Services)*	73,085	13,658,856

First Republic Bank (Banks)	120,545	10,794,805

IPG Photonics Corp. (Technology Hardware & Equipment)*	51,365	12,941,412

Mastercard Inc., Class A (Software & Services)	72,125	12,189,125

Microsoft Corp. (Software & Services)	80,190	7,618,852

Monsanto Co. (Materials)	55,380	6,745,284

NIKE Inc., Class B (Consumer Durables & Apparel)	308,800	21,066,336

PayPal Holdings Inc. (Software & Services)*	344,190	29,366,291

Priceline Group Inc. (Retailing)*	10,350	19,789,717

Regeneron Pharmaceuticals Inc (Pharmaceuticals, Biotechnology & Life Sciences)*	36,677	13,447,622

Roper Technologies Inc. (Capital Goods)	85,475	23,983,430

Schlumberger Ltd. (Energy)	234,800	17,276,584

Signature Bank (Banks)*	41,465	6,385,610

Starbucks Corp. (Consumer Services)	137,725	7,824,157

	Shares	Value
COMMON STOCKS - 93.6% (continued)

United States - 42.3% (continued)

SVB Financial Group (Banks)*	85,585	$21,100,982

Verisk Analytics Inc. (Commercial & Professional Services)*	169,350	16,943,467

WABCO Holdings Inc. (Capital Goods)*	55,210	8,523,872

Walgreens Boots Alliance Inc. (Food & Staples Retailing)	86,635	6,520,150

Walt Disney Co. (Media)	76,300	8,291,521

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	50,980	10,991,798

		359,856,709
Total Common Stocks (Cost $470,196,864)		$796,555,824

PREFERRED STOCKS - 2.8%

Brazil - 1.3%

Itau Unibanco Holding SA - Sponsored ADR, 0.35% (Banks)+	673,280	11,041,792

Spain - 1.5%

Grifols SA - ADR, 1.80% (Pharmaceuticals, Biotechnology & Life Sciences)+	509,890	12,670,766

Total Preferred Stocks (Cost $13,169,037)		$23,712,558

SHORT TERM INVESTMENTS - 3.2%

Northern Institutional Funds - Prime Obligations Portfolio, 1.48% (Money Market Fund)	14,000,000	14,000,000

Northern Institutional Funds - Treasury Portfolio, 1.16% (Money Market Fund)	13,240,051	13,240,051

Total Short Term Investments (Cost $27,240,051)		$27,240,051

Total Investments — 99.6%
(Cost $510,605,952)		$847,508,433

Other Assets Less Liabilities - 0.4%		3,150,514
Net Assets — 100.0%		$850,658,947

Summary of Abbreviations

ADR	American Depositary Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	1.0%

Banks	11.7

Capital Goods	11.8

Commercial & Professional Services	2.9

Consumer Durables & Apparel	3.7

Consumer Services	0.9

Energy	3.8

Food & Staples Retailing	0.8

Food Beverage & Tobacco	1.2

Health Care Equipment & Services	8.0

Household & Personal Products	3.4

Insurance	2.4

Materials	8.6

Media	2.5

Pharmaceuticals, Biotechnology & Life Sciences	9.7

Retailing	3.6

Software & Services	15.8

Technology Hardware & Equipment	4.6

Money Market Fund	3.2
Total Investments	99.6

Other Assets Less Liabilities	0.4
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 92.8%

Australia - 1.0%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,118,500	$131,847,456

Canada - 1.9%

Canadian National Railway Co. (Transportation)	3,295,400	264,027,448

China - 4.1%

Baidu Inc. - Sponsored ADR (Software & Services)*	1,462,700	361,169,884

Weibo Corp. - Sponsored ADR (Software & Services)*	1,586,489	205,561,380

		566,731,264

France - 9.4%

Air Liquide SA (Materials)†	2,372,188	319,777,107

Dassault Systemes SE (Software & Services)†	4,056,519	467,731,848

L’Oreal SA (Household & Personal Products)†	1,381,000	313,878,798

LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)†	589,300	184,771,865

		1,286,159,618

Germany - 16.5%

Allianz SE, Reg S (Insurance)†	1,985,900	501,529,650

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	3,861,900	505,549,147

Bayerische Motoren Werke AG (Automobiles & Components)†	1,511,400	172,516,580

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	1,865,800	215,465,328

FUCHS PETROLUB SE (Materials)†	746,040	37,843,202

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	5,436,300	158,021,414

Linde AG (Materials)†*	846,410	206,591,087

SAP SE - Sponsored ADR (Software & Services)	2,604,680	294,980,010

Symrise AG (Materials)†	1,922,196	160,709,634

		2,253,206,052

Hong Kong - 4.1%

AIA Group Ltd. (Insurance)†	65,488,300	562,366,252

India - 2.3%

HDFC Bank Ltd. - ADR (Banks)	1,300,500	141,221,295

ICICI Bank Ltd. - Sponsored ADR (Banks)	15,529,900	170,518,302

		311,739,597

	Shares	Value
COMMON STOCKS - 92.8% (continued)

Israel - 2.2%

Check Point Software Technologies Ltd. (Software & Services)*	2,959,600	$306,052,236

Italy - 0.8%

Tenaris SA - ADR (Energy)	3,001,700	105,059,500

Japan - 13.8%

Daito Trust Construction Co., Ltd. (Real Estate)†	642,700	112,828,636

FANUC Corp. (Capital Goods)†	1,709,200	464,798,030

JGC Corp. (Capital Goods)†	6,479,000	140,826,385

Keyence Corp. (Technology Hardware & Equipment)†	362,827	221,205,414

Kubota Corp. (Capital Goods)†	7,612,300	155,909,852

M3 Inc. (Health Care Equipment & Services)†	9,023,700	331,756,802

MonotaRO Co., Ltd. (Capital Goods)†	3,151,400	100,002,492

Park24 Co., Ltd. (Commercial & Professional Services)†	4,407,700	110,317,456

Sysmex Corp. (Health Care Equipment & Services)†	3,226,307	253,922,803

		1,891,567,870

Mexico - 1.2%

Grupo Financiero Banorte SAB de CV, Series O (Banks)	25,158,500	161,642,695

Singapore - 2.2%

DBS Group Holdings Ltd. (Banks)†	15,027,383	301,917,079

South Africa - 4.8%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,469,769	102,132,967

Naspers Ltd., Class N (Media)†	1,527,000	435,896,609

Sasol Ltd. (Materials)†	3,359,700	120,873,466

		658,903,042

South Korea - 1.5%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	179,000	212,346,308

Spain - 3.3%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	40,565,800	380,923,505

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	2,049,500	65,951,354

		446,874,859

Sweden - 3.1%

Alfa Laval AB (Capital Goods)†	6,472,500	169,844,043

Atlas Copco AB, Class A (Capital Goods)†	5,330,000	250,048,439

		419,892,482

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.8% (continued)

Switzerland - 6.3%

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	5,093,900	$440,112,960

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,167,200	287,403,094

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	818,200	132,047,480

		859,563,534

Taiwan - 2.7%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,837,125	94,959,797

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	6,213,200	281,520,092

		376,479,889

Turkey - 0.9%

Turkiye Garanti Bankasi AS - ADR (Banks)	36,764,000	122,607,940

United Kingdom - 9.1%

BBA Aviation plc (Transportation)†	16,692,200	83,398,680

HSBC Holdings plc (Banks)†	16,965,600	180,998,844

Royal Dutch Shell plc, Class B (Energy)†	12,103,516	429,550,288

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	4,275,800	200,238,896

Unilever plc (Household & Personal Products)†	3,689,500	208,819,817

WPP plc (Media)†	7,727,400	140,250,647

		1,243,257,172

United States - 1.6%

Schlumberger Ltd. (Energy)	2,953,600	217,325,888

Total Common Stocks (Cost $9,238,482,992)		$12,699,568,181

PREFERRED STOCKS - 4.8%

Brazil - 1.9%

Itau Unibanco Holding SA - Sponsored ADR, 0.35% (Banks)+	15,766,580	258,571,912

Germany - 0.6%

FUCHS PETROLUB SE, 2.06% (Materials)†+	1,619,500	88,480,280

	Shares	Value
PREFERRED STOCKS - 4.8% (continued)

South Korea - 1.8%

Samsung Electronics Co., Ltd. - GDR, Reg S, 1.40% (Technology Hardware & Equipment)†+	250,546	$249,425,532

Spain - 0.5%

Grifols SA - ADR, 1.80% (Pharmaceuticals, Biotechnology & Life Sciences)+	2,727,300	67,773,405

Total Preferred Stocks (Cost $404,322,201)		$664,251,129
SHORT TERM INVESTMENTS - 2.3%

Northern Institutional Funds - Prime Obligations Portfolio, 1.48% (Money Market Fund)	154,857,829	154,857,829

Northern Institutional Funds - Treasury Portfolio, 1.16% (Money Market Fund)	154,682,862	154,682,862

Total Short Term Investments (Cost $309,566,463)		$309,540,691

Total Investments — 99.9%
(Cost $9,952,371,656)		$13,673,360,001

Other Assets Less Liabilities - 0.1%		18,346,434

Net Assets — 100.0%		$13,691,706,435

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	1.3%

Banks	12.6

Capital Goods	9.4

Commercial & Professional Services	0.8

Consumer Durables & Apparel	1.4

Energy	5.5

Food Beverage & Tobacco	3.2

Health Care Equipment & Services	6.8

Household & Personal Products	3.8

Insurance	7.8

Materials	6.8

Media	4.2

Pharmaceuticals, Biotechnology & Life Sciences	9.9

Real Estate	0.8

Semiconductors & Semiconductor Equipment	3.9

Software & Services	11.9

Technology Hardware & Equipment	5.0

Transportation	2.5

Money Market Fund	2.3
Total Investments	99.9

Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Argentina - 0.9%

Globant SA (Software & Services)*	52,000	$2,362,880

Australia - 0.9%

DuluxGroup Ltd. (Materials)†	294,000	1,726,250

TPG Telecom Ltd. (Telecommunication Services)†	101,841	522,408

		2,248,658

Bangladesh - 1.7%

BRAC Bank Ltd. (Banks)†	1,639,763	1,904,819

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	600,970	2,351,687

		4,256,506

Canada - 1.1%

Kinaxis Inc. (Software & Services)*	41,400	2,787,936

China - 2.9%

Haitian International Holdings Ltd. (Capital Goods)†	1,008,000	3,173,690

PAX Global Technology Ltd. (Technology Hardware & Equipment)†	4,818,000	2,345,464

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	185,000	1,910,806

		7,429,960

Colombia - 0.3%

Cemex Latam Holdings SA (Materials)*	199,700	768,403

Denmark - 0.5%

Chr Hansen Holding A/S (Materials)†	13,950	1,220,043

Egypt - 1.3%

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)†	725,100	3,351,414

Finland - 2.5%

Vaisala OYJ, Class A (Technology Hardware & Equipment)†	109,870	6,261,259

France - 7.0%

Alten SA (Software & Services)†	58,120	5,889,555

IPSOS (Media)†	72,800	2,779,787

LISI (Capital Goods)†	108,800	5,241,480

Rubis SCA (Utilities)†	53,448	3,950,130

		17,860,952

Germany - 10.9%

Bechtle AG (Software & Services)†	50,050	4,558,956

	Shares	Value
COMMON STOCKS - 96.6% (continued)

Germany - 10.9% (continued)

Bertrandt AG (Commercial & Professional Services)†	34,780	$4,459,386

Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	84,630	5,542,917

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	36,850	3,214,786

KWS Saat SE (Food Beverage & Tobacco)†	7,460	3,146,315

Rational AG (Capital Goods)†	1,700	1,194,519

RIB Software SE (Software & Services)†	48,700	1,647,505

STRATEC Biomedical AG (Health Care Equipment & Services)†	46,100	4,187,884

		27,952,268

Hong Kong - 2.9%

Pico Far East Holdings Ltd. (Media)†	9,083,000	3,628,178

Vitasoy International Holdings Ltd. (Food Beverage & Tobacco)†	1,434,900	3,669,139

		7,297,317

India - 3.7%

Emami Ltd. (Household & Personal Products)†	93,500	1,653,600

Max Financial Services Ltd. (Insurance)*†	672,100	5,652,588

SH Kelkar & Co., Ltd. (Materials)†	425,500	2,008,920

		9,315,108

Indonesia - 0.3%

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	1,743,500	800,981

Israel - 0.6%

CyberArk Software Ltd. (Software & Services)*	33,350	1,443,388

Italy - 3.9%

Danieli & C Officine Meccaniche SpA (RSP) (Capital Goods)†	105,300	2,086,757

DiaSorin SpA (Health Care Equipment & Services)†	12,500	1,209,202

Reply SpA (Software & Services)†	102,900	6,681,846

		9,977,805

Japan - 12.7%

ABC-Mart Inc. (Retailing)†	13,100	852,045

Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	43,600	3,784,394

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.6% (continued)

Japan - 12.7% (continued)

BML Inc. (Health Care Equipment & Services)†	142,300	$3,824,415

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	7,500	1,341,239

FINDEX Inc. (Health Care Equipment & Services)†	161,900	1,189,424

GMO Payment Gateway Inc. (Software & Services)†	24,600	2,161,341

Hiday Hidaka Corp. (Consumer Services)†	144,769	4,582,398

Infomart Corp. (Software & Services)†	545,400	3,847,188

MISUMI Group Inc. (Capital Goods)†	93,800	2,842,927

MonotaRO Co., Ltd. (Capital Goods)†	20,900	663,214

Nakanishi Inc. (Health Care Equipment & Services)†	71,100	3,876,827

SMS Co., Ltd. (Software & Services)†	53,300	1,892,398

Suruga Bank Ltd. (Banks)†	81,700	1,654,816

		32,512,626

Kenya - 1.2%

East African Breweries Ltd. (Food Beverage & Tobacco)†	746,400	1,844,905

Equity Group Holdings Ltd. (Banks)†	2,925,000	1,231,946

		3,076,851

Malaysia - 0.6%

Dialog Group Bhd. (Energy)†	2,374,440	1,555,184

Mexico - 1.2%

Grupo Herdez SAB de CV (Food Beverage & Tobacco)	1,285,838	3,017,739

Netherlands - 4.0%

Arcadis NV (Capital Goods)†	166,885	3,793,972

ASM International NV (Semiconductors & Semiconductor Equipment)†	48,690	3,501,295

Brunel International NV (Commercial & Professional Services)†	152,797	2,993,164

		10,288,431

Norway - 1.8%

Tomra Systems ASA (Commercial & Professional Services)†	271,400	4,590,985

Peru - 0.6%

Alicorp SAA (Food Beverage & Tobacco)	449,700	1,560,526

Philippines - 0.8%

Security Bank Corp. (Banks)†	425,400	2,042,325

	Shares	Value
COMMON STOCKS - 96.6% (continued)

Romania - 1.0%

Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	288,400	$2,633,227

Russia - 1.4%

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	1,772,600	3,622,935

South Korea - 0.4%

Cheil Worldwide Inc. (Media)†	44,570	887,697

Sweden - 2.3%

Alfa Laval AB (Capital Goods)†	72,600	1,905,087

Intrum Justitia AB (Commercial & Professional Services)†	107,000	3,970,878

		5,875,965

Switzerland - 4.4%

Bossard Holding AG, Class A, Reg S (Capital Goods)†	20,710	5,350,923

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	2,120	3,804,887

Temenos Group AG, Reg S (Software & Services)*†	15,920	2,197,475

		11,353,285

Taiwan - 1.6%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	150,517	1,179,947

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	1,280,700	2,966,939

		4,146,886

Tanzania - 0.6%

Tanzania Breweries Ltd. (Food Beverage & Tobacco)	249,193	1,550,534

Turkey - 1.2%

Anadolu Hayat Emeklilik AS (Insurance)†	1,508,506	2,987,753

Ukraine - 1.7%

Kernel Holding SA (Food Beverage & Tobacco)†	292,200	4,447,792

United Kingdom - 16.6%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	358,027	6,249,401

BBA Aviation plc (Transportation)†	402,400	2,010,498

BGEO Group plc (Banks)†	73,720	3,836,562

Britvic plc (Food Beverage & Tobacco)†	167,031	1,742,260

Clarkson plc (Transportation)†	44,600	1,995,070

Dignity plc (Consumer Services)†	48,000	558,264

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.6% (continued)

United Kingdom - 16.6% (continued)

EMIS Group plc (Health Care Equipment & Services)†	119,000	$1,265,470

Halma plc (Technology Hardware & Equipment)†	119,900	2,174,556

Jardine Lloyd Thompson Group plc (Insurance)†	70,002	1,340,396

Nostrum Oil & Gas plc (Energy)*†	499,500	2,206,191

Rathbone Brothers plc (Diversified Financials)†	118,370	4,581,978

Rotork plc (Capital Goods)†	650,646	2,724,425

RPC Group plc (Materials)†	295,030	3,565,802

RPS Group plc (Commercial & Professional Services)†	1,036,460	4,301,867

Senior plc (Capital Goods)†	1,026,140	3,958,486

		42,511,226

United States - 1.1%

PriceSmart Inc. (Food & Staples Retailing)	13,020	1,109,304

Sensata Technologies Holding NV (Capital Goods)*	30,100	1,693,125

		2,802,429
Total Common Stocks (Cost $188,122,978)		$246,799,274
SHORT TERM INVESTMENTS - 3.0%

Northern Institutional Funds - Treasury Portfolio, 1.16% (Money Market Fund)	7,746,016	7,746,016

Total Short Term Investments (Cost $7,746,016)		$7,746,016

Total Investments — 99.6%
(Cost $195,868,994)		$254,545,290

Other Assets Less Liabilities - 0.4%		946,306
Net Assets — 100.0%		$255,491,596

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Banks	4.2%

Capital Goods	13.6

Commercial & Professional Services	8.0

Consumer Durables & Apparel	0.7

Consumer Services	2.0

Diversified Financials	3.2

Energy	2.5

Food & Staples Retailing	1.0

Food Beverage & Tobacco	9.7

Health Care Equipment & Services	9.6

Household & Personal Products	0.6

Insurance	3.9

Materials	3.6

Media	2.9

Pharmaceuticals, Biotechnology & Life Sciences	4.6

Retailing	0.3

Semiconductors & Semiconductor Equipment	2.5

Software & Services	13.9

Technology Hardware & Equipment	6.2

Telecommunication Services	0.5

Transportation	1.6

Utilities	1.5

Money Market Fund	3.0
Total Investments	99.6

Other Assets Less Liabilities	0.4
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 91.7%

Argentina - 0.8%

Banco Macro SA - ADR (Banks)	385,000	$41,787,900

Brazil - 2.7%

Ambev SA - ADR (Food Beverage & Tobacco)	8,140,900	55,927,983

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	5,967,700	48,850,476

WEG SA (Capital Goods)	5,592,200	41,599,228

		146,377,687

Chile - 1.1%

Banco Santander Chile - ADR (Banks)	1,775,700	60,462,585

China - 24.8%

51job Inc. - ADR (Commercial & Professional Services)*	1,274,851	89,354,307

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	3,522,500	58,831,026

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	319,600	65,291,084

China Merchants Port Holdings Co., Ltd. (Transportation)†	9,286,781	24,546,805

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	899,600	47,372,936

CNOOC Ltd. - Sponsored ADR (Energy)	637,083	100,149,448

Ctrip.com International Ltd. - ADR (Retailing)*	671,900	31,431,482

ENN Energy Holdings Ltd. (Utilities)†	12,419,200	95,612,175

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	11,769,343	74,632,242

JD.com Inc. - ADR (Retailing)*	1,789,300	88,087,239

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	17,615,000	27,207,723

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	4,129,845	49,535,098

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	9,215,154	87,653,886

NetEase Inc. - ADR (Software & Services)	69,641	22,296,263

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	8,930,000	92,235,106

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	42,306,505	78,067,831

	Shares	Value
COMMON STOCKS - 91.7% (continued)

China - 24.8% (continued)

Tencent Holdings Ltd. (Software & Services)†	4,389,600	$259,916,770

Weibo Corp. - Sponsored ADR (Software & Services)*	537,800	69,682,746

		1,361,904,167

Czech Republic - 1.1%

Komercni banka AS (Banks)†	1,318,700	60,566,663

Egypt - 0.5%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	6,067,115	27,558,748

Hong Kong - 6.3%

AIA Group Ltd. (Insurance)†	16,686,615	143,292,606

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,991,569	40,816,538

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	2,360,249	89,205,929

Sands China Ltd. (Consumer Services)†	12,591,338	74,840,697

		348,155,770

Hungary - 1.2%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,598,900	66,799,344

India - 4.9%

Bharti Airtel Ltd. (Telecommunication Services)†	4,948,900	34,261,732

Bharti Infratel Ltd. (Telecommunication Services)†	5,994,300	33,225,430

Housing Development Finance Corp., Ltd. (Banks)†	2,948,600	90,635,963

Maruti Suzuki India Ltd. (Automobiles & Components)†	741,700	110,807,053

		268,930,178

Indonesia - 2.8%

Astra International Tbk PT (Automobiles & Components)†	86,825,700	54,957,721

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	353,801,500	97,635,747

		152,593,468

Italy - 1.1%

Tenaris SA - ADR (Energy)	1,755,300	61,435,500

Kenya - 1.2%

East African Breweries Ltd. (Food Beverage & Tobacco)†	5,785,865	14,301,139

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 91.7% (continued)

Kenya - 1.2% (continued)

Safaricom Ltd. (Telecommunication Services)†	180,534,327	$52,166,184

		66,467,323

Mexico - 3.2%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	266,400	25,984,656

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	343,900	66,788,819

Grupo Financiero Banorte SAB de CV, Series O (Banks)	13,036,600	83,759,809

		176,533,284

Panama - 0.9%

Copa Holdings SA, Class A (Transportation)	356,700	49,342,311

Peru - 1.2%

Credicorp Ltd. (Banks)	272,200	63,049,686

Poland - 1.2%

Bank Pekao SA (Banks)†	1,576,680	64,023,125

Russia - 6.8%

LUKOIL PJSC - Sponsored ADR (Energy)	1,597,300	105,182,205

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	623,581	83,045,359

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	9,072,400	182,889,840

		371,117,404

South Africa - 6.0%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,945,200	67,296,993

Discovery Ltd. (Insurance)†	4,904,900	69,901,638

Naspers Ltd., Class N (Media)†	188,100	53,694,926

Sasol Ltd. (Materials)†	1,433,000	51,555,698

Standard Bank Group Ltd. (Banks)†	5,160,200	87,407,309

		329,856,564

South Korea - 8.4%

Amorepacific Corp. (Household & Personal Products)†	136,464	38,288,233

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,256,132	62,944,823

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	252,500	40,338,479

LG Household & Health Care Ltd. (Household & Personal Products)†	71,600	78,935,069

	Shares	Value
COMMON STOCKS - 91.7% (continued)

South Korea - 8.4% (continued)

NAVER Corp. (Software & Services)†	50,862	$43,347,374

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	166,409	197,409,703

		461,263,681

Taiwan - 8.5%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,400,109	18,815,162

Airtac International Group (Capital Goods)†	2,453,515	39,024,063

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,977,752	39,957,745

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	18,793,539	59,520,339

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	403,000	55,441,918

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	28,608,277	250,678,679

		463,437,906

Thailand - 1.3%

Siam Commercial Bank pcl, Reg S (Banks)†	14,577,870	73,308,254

Turkey - 1.4%

Arcelik AS (Consumer Durables & Apparel)†	4,743,900	24,026,602

Turkiye Garanti Bankasi AS (Banks)†	16,810,300	55,000,177

		79,026,779

United Arab Emirates - 2.0%

DP World Ltd. (Transportation)†	2,209,300	58,667,816

Emaar Properties PJSC (Real Estate)†	27,590,881	49,393,292

		108,061,108

United Kingdom - 2.3%

BGEO Group plc (Banks)†	994,809	51,772,196

Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	2,012,900	67,625,535

Nostrum Oil & Gas plc (Energy)*†	1,870,672	8,262,382

		127,660,113
Total Common Stocks (Cost $3,407,126,537)		$5,029,719,548

PREFERRED STOCKS - 6.2%

Brazil - 4.4%

Banco Bradesco SA - ADR (Banks)*	6,726,935	85,432,075

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
PREFERRED STOCKS - 6.2% (continued)

Brazil - 4.4% (continued)

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,727,500	$40,717,175

Itau Unibanco Holding SA - Sponsored ADR, 0.35% (Banks)+	7,056,081	115,719,728

		241,868,978

Colombia - 0.9%

Bancolombia SA - Sponsored ADR, 2.82% (Banks)+	1,086,400	49,920,080

South Korea - 0.9%

Samsung Electronics Co., Ltd. - GDR, Reg S, 1.40% (Technology Hardware & Equipment)†+	45,644	45,439,875

Total Preferred Stocks (Cost $196,774,834)		$337,228,933

SHORT TERM INVESTMENTS - 2.0%

Northern Institutional Funds - Prime Obligations Portfolio, 1.48% (Money Market Fund)	66,189,862	66,189,862

Northern Institutional Funds - Treasury Portfolio, 1.16% (Money Market Fund)	44,143,339	44,143,339

Total Short Term Investments (Cost $110,337,520)		$110,333,201

Total Investments — 99.9%
(Cost $3,714,238,891)		$5,477,281,682

Other Assets Less Liabilities - 0.1%		7,898,714
Net Assets — 100.0%		$5,485,180,396

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg	S Security sold outside United States without registration under the Securities Act of 1933.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	4.2%

Banks	23.5

Capital Goods	1.5

Commercial & Professional Services	1.6

Consumer Durables & Apparel	5.2

Consumer Services	1.4

Diversified Financials	2.5

Energy	6.5

Food & Staples Retailing	0.7

Food Beverage & Tobacco	3.0

Household & Personal Products	2.1

Insurance	3.9

Materials	0.9

Media	1.0

Pharmaceuticals, Biotechnology & Life Sciences	4.8

Real Estate	0.9

Retailing	2.2

Semiconductors & Semiconductor Equipment	5.3

Software & Services	8.4

Technology Hardware & Equipment	9.3

Telecommunication Services	3.1

Transportation	4.1

Utilities	1.8

Money Market Fund	2.0
Total Investments	99.9

Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 92.0%

Argentina - 0.8%

Banco Macro SA - ADR (Banks)	317,900	$34,504,866

Brazil - 2.7%

Ambev SA - ADR (Food Beverage & Tobacco)	6,720,800	46,171,896

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	4,954,900	40,559,884

WEG SA (Capital Goods)	4,643,100	34,539,068

		121,270,848

Chile - 1.1%

Banco Santander Chile - ADR (Banks)	1,466,000	49,917,300

China - 24.9%

51job Inc. - ADR (Commercial & Professional Services)*	1,052,470	73,767,622

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	2,925,000	48,851,881

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	263,800	53,891,702

China Merchants Port Holdings Co., Ltd. (Transportation)†	7,696,691	20,343,882

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	742,700	39,110,582

CNOOC Ltd. - Sponsored ADR (Energy)	525,960	82,680,912

Ctrip.com International Ltd. - ADR (Retailing)*	554,700	25,948,866

ENN Energy Holdings Ltd. (Utilities)†	10,310,700	79,379,385

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	9,766,700	61,919,634

JD.com Inc. - ADR (Retailing)*	1,477,100	72,717,633

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	14,627,000	22,592,527

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,428,900	41,127,669

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	7,651,300	72,778,619

NetEase Inc. - ADR (Software &

Services)	57,531	18,419,125

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	7,414,000	76,576,828

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	35,129,192	64,823,597

	Shares	Value
COMMON STOCKS - 92.0% (continued)

China - 24.9% (continued)

Tencent Holdings Ltd. (Software & Services)†	3,644,700	$215,809,789

Weibo Corp. - Sponsored ADR (Software & Services)*	444,000	57,529,080

		1,128,269,333

Czech Republic - 1.1%

Komercni banka AS (Banks)†	1,094,900	50,287,737

Egypt - 0.5%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	5,037,531	22,882,053

Hong Kong - 6.4%

AIA Group Ltd. (Insurance)†	13,854,800	118,975,022

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,483,823	33,888,925

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	1,959,751	74,069,053

Sands China Ltd. (Consumer Services)†	10,454,544	62,139,970

		289,072,970

Hungary - 1.2%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,157,800	55,461,782

India - 4.9%

Bharti Airtel Ltd. (Telecommunication Services)†	4,109,000	28,447,020

Bharti Infratel Ltd. (Telecommunication Services)†	4,977,000	27,586,701

Housing Development Finance Corp., Ltd. (Banks)†	2,448,200	75,254,346

Maruti Suzuki India Ltd. (Automobiles & Components)†	615,900	92,013,030

		223,301,097

Indonesia - 2.8%

Astra International Tbk PT (Automobiles & Components)†	72,090,500	45,630,839

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	293,757,690	81,065,942

		126,696,781

Italy - 1.1%

Tenaris SA - ADR (Energy)	1,449,100	50,718,500

Kenya - 1.2%

East African Breweries Ltd. (Food Beverage & Tobacco)†	4,829,350	11,936,885

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.0% (continued)

Kenya - 1.2% (continued)

Safaricom Ltd. (Telecommunication Services)†	149,895,901	$43,313,077

		55,249,962

Mexico - 3.2%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	219,900	21,449,046

Grupo Aeroportuario del Sureste SAB de CV- ADR (Transportation)	283,900	55,136,219

Grupo Financiero Banorte SAB de CV, Series O (Banks)	10,762,440	69,148,392

		145,733,657

Panama - 0.9%

Copa Holdings SA, Class A (Transportation)	294,500	40,738,185

Peru - 1.2%

Credicorp Ltd. (Banks)	224,700	52,047,261

Poland - 1.2%

Bank Pekao SA (Banks)†	1,307,452	53,090,774

Russia - 6.8%

LUKOIL PJSC - Sponsored ADR (Energy)	1,318,693	86,835,934

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	517,353	68,898,452

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	7,532,700	151,851,142

		307,585,528

South Africa - 6.0%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,445,400	55,876,704

Discovery Ltd. (Insurance)†	4,072,500	58,038,782

Naspers Ltd., Class N (Media)†	156,200	44,588,769

Sasol Ltd. (Materials)†	1,189,861	42,808,174

Standard Bank Group Ltd. (Banks)†	4,284,400	72,572,357

		273,884,786

South Korea - 8.5%

Amorepacific Corp. (Household & Personal Products)†	113,277	31,782,567

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,042,938	52,261,663

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	209,700	33,500,907

LG Household & Health Care Ltd. (Household & Personal Products)†	59,400	65,485,239

	Shares	Value
COMMON STOCKS - 92.0% (continued)

South Korea - 8.5% (continued)

NAVER Corp. (Software & Services)†	42,169	$35,938,724

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	138,362	164,137,765

		383,106,865

Taiwan - 8.5%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,008,405	15,744,479

Airtac International Group (Capital Goods)†	2,037,397	32,405,552

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,302,216	33,171,778

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	15,604,171	49,419,407

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	334,001	45,949,519

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	23,752,637	208,131,362

		384,822,097

Thailand - 1.3%

Siam Commercial Bank pcl, Reg S (Banks)†	12,103,900	60,867,313

Turkey - 1.4%

Arcelik AS (Consumer Durables & Apparel)†	3,938,800	19,948,983

Turkiye Garanti Bankasi AS (Banks)†	13,957,400	45,666,019

		65,615,002

United Arab Emirates - 2.0%

DP World Ltd. (Transportation)†	1,834,400	48,712,371

Emaar Properties PJSC (Real Estate)†	22,908,366	41,010,637

		89,723,008

United Kingdom - 2.3%

BGEO Group plc (Banks)†	826,054	42,989,790

Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,671,300	56,149,116

Nostrum Oil & Gas plc (Energy)*†	1,553,952	6,863,493

		106,002,399
Total Common Stocks (Cost $2,620,852,947)		$4,170,850,104

PREFERRED STOCKS - 6.1%

Brazil - 4.4%

Banco Bradesco SA - ADR (Banks)*	5,553,500	70,529,450

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
PREFERRED STOCKS - 6.1% (continued)

Brazil - 4.4% (continued)

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,426,100	$33,613,177

Itau Unibanco Holding SA - Sponsored ADR, 0.35% (Banks)+	5,829,200	95,598,880

		199,741,507

Colombia - 0.9%

Bancolombia SA - Sponsored ADR, 2.82% (Banks)+	896,900	41,212,555

South Korea - 0.8%

Samsung Electronics Co., Ltd. - GDR, Reg S, 1.40% (Technology Hardware & Equipment)†+	37,682	37,513,482
Total Preferred Stocks (Cost $143,036,144)		$278,467,544

SHORT TERM INVESTMENTS - 1.7%

Northern Institutional Funds - Prime Obligations Portfolio, 1.48% (Money Market Fund)	50,291,042	50,291,042

Northern Institutional Funds - Treasury Portfolio, 1.16% (Money Market Fund)	25,403,070	25,403,070
Total Short Term Investments (Cost $75,698,570)		$75,694,112

Total Investments — 99.8%
(Cost $2,839,587,661)		$4,525,011,760

Other Assets Less Liabilities - 0.2%		8,266,938
Net Assets — 100.0%		$4,533,278,698

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	4.2%

Banks	23.6

Capital Goods	1.5

Commercial & Professional Services	1.6

Consumer Durables & Apparel	5.2

Consumer Services	1.4

Diversified Financials	2.5

Energy	6.5

Food & Staples Retailing	0.7

Food Beverage & Tobacco	3.0

Household & Personal Products	2.2

Insurance	3.9

Materials	0.9

Media	1.0

Pharmaceuticals, Biotechnology & Life Sciences	4.8

Real Estate	0.9

Retailing	2.2

Semiconductors & Semiconductor Equipment	5.3

Software & Services	8.4

Technology Hardware & Equipment	9.3

Telecommunication Services	3.1

Transportation	4.1

Utilities	1.8

Money Market Fund	1.7
Total Investments	99.8

Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 93.1%

Argentina - 10.0%

Banco Macro SA - ADR (Banks)	169,592	$18,407,516

Cablevision Holding SA - Sponsored GDR (Media)#*†	269,626	7,181,785

Globant SA (Software & Services)*	228,200	10,369,408

Grupo Clarin SA, Class B - GDR Reg S (Media)#†	79,685	555,986

Grupo Financiero Galicia SA - ADR (Banks)	234,900	16,396,020

		52,910,715

Bangladesh - 5.7%

BRAC Bank Ltd. (Banks)†	724,200	841,262

GrameenPhone Ltd. (Telecommunication Services)†	1,331,600	8,031,235

Olympic Industries Ltd. (Food Beverage & Tobacco)†	1,914,989	6,545,811

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,779,522	14,789,852

		30,208,160

Colombia - 6.5%

Cementos Argos SA - Sponsored ADR (Materials)#†	514,200	10,236,899

Cemex Latam Holdings SA (Materials)*	980,500	3,772,755

Ecopetrol SA - Sponsored ADR (Energy)	937,600	17,692,512

Grupo Nutresa SA (Food Beverage & Tobacco)	312,300	2,975,549

		34,677,715

Croatia - 0.5%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	14,550	2,953,353

Egypt - 3.7%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,555,400	11,607,432

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)†	1,385,100	6,401,936

Oriental Weavers (Consumer Durables & Apparel)	2,068,725	1,841,470

		19,850,838

Estonia - 1.1%

Olympic Entertainment Group AS (Consumer Services)†	858,005	1,975,923

Tallink Grupp AS (Transportation)†	2,640,800	4,066,134

		6,042,057

	Shares	Value
COMMON STOCKS - 93.1% (continued)

Kazakhstan - 2.2%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	921,430	$11,931,695

Kenya - 5.0%

East African Breweries Ltd. (Food Beverage & Tobacco)†	935,700	2,312,805

Safaricom Ltd. (Telecommunication Services)†	83,173,850	24,033,448

		26,346,253

Kuwait - 1.6%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	678,200	679,508

Mabanee Co. SAK (Real Estate)†	711,900	1,746,591

National Bank of Kuwait SAKP (Banks)†	2,417,575	5,970,858

		8,396,957

Morocco - 2.6%

Attijariwafa Bank (Banks)†	119,700	6,534,060

Maroc Telecom (Telecommunication Services)†	250,300	4,036,157

Societe d’Exploitation des Ports (Transportation)†	162,840	3,064,369

		13,634,586

Nigeria - 5.7%

Access Bank plc (Banks)†	121,738,600	4,367,995

Dangote Cement plc (Materials)†	7,077,500	5,283,501

Guaranty Trust Bank plc (Banks)†	57,497,800	7,829,304

Lafarge Africa plc (Materials)†	1,100,000	167,433

Nestle Nigeria plc (Food Beverage & Tobacco)†	551,600	2,245,836

Nigerian Breweries plc (Food Beverage & Tobacco)†	3,894,100	1,583,423

Zenith Bank plc (Banks)†	100,704,392	8,662,161

		30,139,653

Pakistan - 2.6%

Engro Corp., Ltd. (Materials)†	532,092	1,454,675

Lucky Cement Ltd. (Materials)†	114,500	637,300

Maple Leaf Cement Factory Ltd. (Materials)†	1,624,000	1,203,465

MCB Bank Ltd. (Banks)†	1,393,700	2,857,236

Oil & Gas Development Co., Ltd. (Energy)†	1,173,400	1,749,284

Pakistan Petroleum Ltd. (Energy)†	2,236,597	4,177,808

United Bank Ltd. (Banks)†	849,000	1,484,386

		13,564,154

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS -93.1% (continued)

Peru - 7.1%

Alicorp SAA (Food Beverage & Tobacco)	4,664,646	$16,187,018

Credicorp Ltd. (Banks)	80,116	18,557,269

Ferreycorp SAA (Capital Goods)	3,366,100	2,710,883

		37,455,170

Philippines - 15.9%

Bank of the Philippine Islands (Banks)†	4,903,192	11,371,368

BDO Unibank Inc. (Banks)†	2,059,068	6,140,828

International Container Terminal Services Inc. (Transportation)†	2,847,620	6,297,833

Jollibee Foods Corp. (Consumer Services)†	2,764,380	15,346,444

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	5,324,100	9,805,030

Security Bank Corp. (Banks)†	2,498,400	11,994,697

SM Prime Holdings Inc. (Real Estate)†	20,436,600	14,702,744

Universal Robina Corp. (Food Beverage & Tobacco)†	2,738,720	8,604,408

		84,263,352

Romania - 2.9%

Banca Transilvania SA (Banks)†	15,322,163	9,816,554

Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	585,700	5,347,714

		15,164,268

Senegal - 0.8%

Sonatel (Telecommunication Services)	98,400	4,191,437

Slovenia - 0.6%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	46,124	3,361,868

Sri Lanka - 0.5%

Commercial Bank of Ceylon plc (Banks)	1,255,532	1,139,132

John Keells Holdings plc (Capital Goods)	1,257,142	1,345,523

		2,484,655

Tanzania - 0.2%

Tanzania Breweries Ltd. (Food Beverage & Tobacco)	208,066	1,294,633

Thailand - 1.3%

Home Product Center pcl, Reg S (Retailing)†	11,339,094	5,140,969

Siam Commercial Bank pcl, Reg S (Banks)†	393,600	1,979,310

		7,120,279

	Shares	Value
COMMON STOCKS - 93.1% (continued)

Turkey - 0.4%

Turkiye Garanti Bankasi AS (Banks)†	674,500	$2,206,839

Ukraine - 1.4%

Kernel Holding SA (Food Beverage & Tobacco)†	286,400	4,359,506

MHP SE - GDR (Food Beverage & Tobacco)†	222,939	3,123,190

		7,482,696

United Arab Emirates - 3.8%

Agthia Group PJSC (Food Beverage & Tobacco)†	2,931,716	3,494,060

DP World Ltd. (Transportation)†	243,700	6,471,437

Emaar Properties PJSC (Real Estate)†	5,788,200	10,362,056

		20,327,553

United Kingdom - 1.9%

BGEO Group plc (Banks)†	37,900	1,972,405

Nostrum Oil & Gas plc (Energy)*†	1,799,056	7,946,068

		9,918,473

United States - 0.7%

PriceSmart Inc. (Food & Staples Retailing)	41,777	3,559,400

Vietnam - 8.4%

Hoa Phat Group JSC (Materials)*†	9,212,102	25,266,038

Masan Group Corp. (Food Beverage & Tobacco)†	992,050	4,020,248

Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,692,200	15,157,797

		44,444,083
Total Common Stocks (Cost $361,638,655)		$493,930,842

PREFERRED STOCKS - 2.0%

Colombia - 2.0%

Bancolombia SA - Sponsored ADR, 2.82% (Banks)+	228,868	10,516,484
Total Preferred Stocks (Cost $8,173,735)		$10,516,484

PARTICIPATION NOTES - 4.7%

Saudi Arabia - 4.7%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)†^	566,100	11,242,920

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/14/19 (Consumer Services)†^	104,620	1,319,072

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
PARTICIPATION NOTES - 4.7% (continued)

Saudi Arabia - 4.7% (continued)

Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)†^	276,500	$12,204,324

		24,766,316
Total Participation Notes (Cost $23,050,221)		$24,766,316

SHORT TERM INVESTMENTS - 0.9%

Northern Institutional Funds - Treasury Portfolio, 1.16% (Money Market Fund)	5,004,150	5,004,150

Total Short Term Investments (Cost $5,004,150)		$5,004,150

Total Investments — 100.7%
(Cost $397,866,761)		$534,217,792

Liabilities Less Other Assets - (0.7)%		(3,937,052)
Net Assets — 100.0%		$530,280,740

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S Security sold outside United States without registration under the Securities Act of 1933.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.7% of net assets as of January 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Banks	34.7%

Capital Goods	0.8

Consumer Durables & Apparel	0.3

Consumer Services	3.5

Diversified Financials	0.1

Energy	7.0

Food & Staples Retailing	2.5

Food Beverage & Tobacco	13.6

Health Care Equipment & Services	1.2

Materials	9.0

Media	1.5

Pharmaceuticals, Biotechnology & Life Sciences	3.4

Real Estate	5.1

Retailing	3.3

Software & Services	1.9

Technology Hardware & Equipment	0.6

Telecommunication Services	7.6

Transportation	3.7

Money Market Fund	0.9
Total Investments	100.7

Liabilities Less Other Assets	(0.7)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Argentina - 0.8%

Banco Macro SA - ADR (Banks)	250	$27,135

Cablevision Holding SA - Sponsored GDR (Media)#*†	314	8,364
Globant SA (Software & Services)*	290	13,177

		48,676

Australia - 1.5%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	180	21,218

DuluxGroup Ltd. (Materials)†	4,340	25,483

SEEK Ltd. (Commercial & Professional Services)†	2,150	33,832

TPG Telecom Ltd. (Telecommunication Services)†	3,760	19,288

		99,821

Brazil - 0.6%

Ambev SA - ADR (Food Beverage & Tobacco)	1,430	9,824

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	1,200	9,823

Ultrapar Participacoes SA - Sponsored ADR (Energy)	340	8,704

WEG SA (Capital Goods)	1,400	10,414

		38,765

Canada - 1.8%

Alimentation Couche-Tard Inc. (Food & Staples Retailing)	800	41,951

Canadian National Railway Co. (Transportation)	600	48,072

Cenovus Energy Inc. (Energy)	1,500	14,305

Encana Corp. (Energy)	1,110	13,742

		118,070

China - 5.6%

51job Inc. - ADR (Commercial & Professional Services)*	320	22,429

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	670	11,190

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	55	11,236

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	3,000	14,466

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	130	6,846

CNOOC Ltd. - Sponsored ADR (Energy)	119	18,707

ENN Energy Holdings Ltd. (Utilities)†	2,000	15,397

	Shares	Value
COMMON STOCKS - 98.1% (continued)

China - 5.6% (continued)

Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)†	5,200	$21,989

Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	1,700	15,088

Haitian International Holdings Ltd. (Capital Goods)†	4,000	12,594

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	2,250	14,265

Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	2,900	15,716

JD.com Inc. - ADR (Retailing)*	270	13,292

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	6,000	9,267

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	900	10,806

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,500	14,268

NetEase Inc. - ADR (Software & Services)	27	8,644

New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)	100	9,209

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	10,329

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	12,000	22,143

Sun Art Retail Group Ltd. (Food & Staples Retailing)†	8,000	10,873

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	500	6,930

Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	1,800	10,949

Tencent Holdings Ltd. (Software & Services)†	300	17,764

Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	6,000	12,506

Weibo Corp. - Sponsored ADR (Software & Services)*	80	10,366

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.1% (continued)

China - 5.6% (continued)

Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	2,000	$13,671

		360,940

Colombia - 0.7%

Cementos Argos SA - Sponsored ADR (Materials)#†	370	7,366

Cemex Latam Holdings SA (Materials)*	2,090	8,042

Ecopetrol SA - Sponsored ADR (Energy)	800	15,096

Grupo Nutresa SA (Food Beverage & Tobacco)	1,370	13,053

		43,557

Denmark - 0.5%

Chr Hansen Holding A/S (Materials)†	150	13,119

Novozymes A/S, Class B (Materials)†	290	16,091

		29,210

Egypt - 0.7%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	10,240	46,513

France - 0.9%

Dassault Systemes SE (Software & Services)†	130	14,989

Essilor International Cie Generale d’Optique SA (Health Care Equipment & Services)†	320	45,464

		60,453

Germany - 3.0%

adidas AG (Consumer Durables & Apparel)†	60	13,944

Allianz SE, Reg S (Insurance)†	60	15,153

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	100	13,091

Bayerische Motoren Werke AG (Automobiles & Components)†	350	39,950

FUCHS PETROLUB SE (Materials)†	220	11,159

Henkel AG & Co. KGaA (Household & Personal Products)†	90	11,265

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,190	34,591

Linde AG (Materials)*†	110	26,849

SAP SE - Sponsored ADR (Software & Services)	110	12,457

	Shares	Value
COMMON STOCKS - 98.1% (continued)

Germany - 3.0% (continued)

Symrise AG (Materials)†	160	$13,377

		191,836
Hong Kong - 1.2%

AIA Group Ltd. (Insurance)†	1,600	13,740

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,000	13,644

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	400	15,118

Sands China Ltd. (Consumer Services)†	6,400	38,040

		80,542

Hungary - 0.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	930	23,904

India - 3.5%

Asian Paints Ltd. (Materials)†	460	8,164

Bharti Infratel Ltd. (Telecommunication Services)†	4,020	22,282

Dabur India Ltd. (Household & Personal Products)†	1,710	9,547

Emami Ltd. (Household & Personal Products)†	450	7,959

Godrej Consumer Products Ltd. (Household & Personal Products)†	600	9,927

HDFC Bank Ltd. - ADR (Banks)	250	27,147

Housing Development Finance Corp., Ltd. (Banks)†	390	11,988

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,034	11,353

Infosys Ltd. - Sponsored ADR (Software & Services)	3,310	59,613

ITC Ltd. (Food Beverage & Tobacco)†	2,090	8,914

Kotak Mahindra Bank Ltd. (Banks)†	590	10,288

Max Financial Services Ltd. (Insurance)*†	1,630	13,709

Pidilite Industries Ltd. (Materials)†	1,120	15,783

United Spirits Ltd. (Food Beverage & Tobacco)*†	220	11,382

		228,056

Indonesia - 1.0%

Bank Central Asia Tbk PT (Banks)†	34,500	58,490

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	62,500	$7,768

		66,258

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.1% (continued)

Israel - 0.7%

Check Point Software Technologies Ltd. (Software & Services)*	450	46,535

Italy - 0.4%

Tenaris SA - ADR (Energy)	720	25,200

Japan - 9.9%

ABC-Mart Inc. (Retailing)†	200	13,008

Asics Corp. (Consumer Durables & Apparel)†	1,000	16,569

Daito Trust Construction Co., Ltd. (Real Estate)†	128	22,471

Dentsu Inc. (Media)†	500	22,392

FANUC Corp. (Capital Goods)†	200	54,388

Hakuhodo DY Holdings Inc. (Media)†	3,100	46,725

Hoshizaki Corp. (Capital Goods)†	200	18,895

JGC Corp. (Capital Goods)†	1,300	28,257

Kakaku.com Inc. (Software & Services)†	600	10,594

Komatsu Ltd. (Capital Goods)†	900	35,057

Kubota Corp. (Capital Goods)†	1,600	32,770

M3 Inc. (Health Care Equipment & Services)†	400	14,706

Makita Corp. (Capital Goods)†	1,200	56,744

MISUMI Group Inc. (Capital Goods)†	400	12,123

NGK Insulators Ltd. (Capital Goods)†	700	14,251

Nidec Corp. (Capital Goods)†	200	32,128

Nomura Research Institute Ltd. (Software & Services)†	330	15,253

Rinnai Corp. (Consumer Durables & Apparel)†	540	50,912

Shiseido Co., Ltd. (Household & Personal Products)†	500	25,738

SMC Corp. (Capital Goods)†	40	19,798

Stanley Electric Co., Ltd. (Automobiles & Components)†	500	20,334

Suruga Bank Ltd. (Banks)†	1,600	32,408

Sysmex Corp. (Health Care Equipment & Services)†	200	15,741

Unicharm Corp. (Household & Personal Products)†	1,000	26,770

		638,032

	Shares	Value
COMMON STOCKS - 98.1% (continued)

Mexico - 0.9%

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (Banks)	1,000	$7,820

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	110	8,382

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	1,100	8,142

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	90	8,778

Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,400	8,995

Kimberly-Clark de Mexico SAB de CV, Series A (Household & Personal Products)	3,900	7,324

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,700	9,272

		58,713

Netherlands - 0.3%

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	18,267

Panama - 0.2%

Copa Holdings SA, Class A (Transportation)	110	15,216

Peru - 0.7%

Alicorp SAA (Food Beverage & Tobacco)	9,290	32,238

Credicorp Ltd. (Banks)	50	11,581

		43,819

Philippines - 1.7%

Bank of the Philippine Islands (Banks)†	21,510	49,885

Jollibee Foods Corp. (Consumer Services)†	1,710	9,493

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	19,356

Security Bank Corp. (Banks)†	3,360	16,131

SM Prime Holdings Inc. (Real Estate)†	12,800	9,209

Universal Robina Corp. (Food Beverage & Tobacco)†	2,230	7,006

		111,080

Qatar - 1.0%

Qatar Electricity & Water Co. QSC (Utilities)†	260	13,829

Qatar National Bank QPSC (Banks)†	1,380	51,239

		65,068

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.1% (continued)

Russia - 0.5%

LUKOIL PJSC - Sponsored ADR (Energy)	130	$8,560

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	3,590	7,337

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	50	6,659

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	620	12,499

		35,055

Singapore - 1.9%

DBS Group Holdings Ltd. (Banks)†	3,000	60,273

Oversea-Chinese Banking Corp. Ltd. (Banks)†	6,000	59,203

		119,476

South Africa - 0.7%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	360	8,226

Discovery Ltd. (Insurance)†	850	12,113

Naspers Ltd., Class N (Media)†	50	14,273

Standard Bank Group Ltd. (Banks)†	640	10,841

		45,453

South Korea - 0.5%

Coway Co., Ltd. (Consumer Durables & Apparel)†	90	8,044

Hankook Tire Co., Ltd. (Automobiles & Components)†	150	7,516

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	50	7,988

NAVER Corp. (Software & Services)†	10	8,523

		32,071

Spain - 1.5%

Amadeus IT Group SA (Software & Services)†	210	16,304

Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,436	13,484

Banco Santander SA (Banks)†	1,840	13,659

Bankinter SA (Banks)†	4,810	55,283

		98,730

Sweden - 1.2%

Assa Abloy AB, Class B (Capital Goods)†	1,220	27,022

Atlas Copco AB, Class A (Capital Goods)†	290	13,605

Hexagon AB, Class B (Technology Hardware & Equipment)†	270	16,098

	Shares	Value
COMMON STOCKS - 98.1% (continued)

Sweden - 1.2% (continued)

Intrum Justitia AB (Commercial & Professional Services)†	290	$10,762

Skandinaviska Enskilda Banken AB, Class A (Banks)†	900	11,373

		78,860

Switzerland - 2.6%

Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	140	13,422

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	60	16,663

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	540	46,656

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	540	48,632

SGS SA, Reg S (Commercial & Professional Services)†	8	21,493

Temenos Group AG, Reg S (Software & Services)*†	140	19,324

		166,190

Taiwan - 0.9%

Airtac International Group (Capital Goods)†	1,044	16,605

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	714	7,172

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	35,050

		58,827

Thailand - 0.1%

Siam Commercial Bank pcl, Reg S (Banks)†	1,800	9,052

Turkey - 0.2%

Turkiye Garanti Bankasi AS - ADR (Banks)	3,380	11,272

United Arab Emirates - 0.6%

DP World Ltd. (Transportation)†	720	19,120

Emaar Properties PJSC (Real Estate)†	9,900	17,723

		36,843

United Kingdom - 4.1%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	970	16,932

BBA Aviation plc (Transportation)†	2,830	14,139

BGEO Group plc (Banks)†	320	16,654

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.1% (continued)

United Kingdom - 4.1% (continued)

Diageo plc (Food Beverage & Tobacco)†	1,040	$37,425

Halma plc (Technology Hardware & Equipment)†	820	14,872

HSBC Holdings plc - Sponsored ADR (Banks)	920	49,597

Nostrum Oil & Gas plc (Energy)*†	745	3,291

Reckitt Benckiser Group plc (Household & Personal Products)†	110	10,626

Rightmove plc (Software & Services)†	200	12,534

Rotork plc (Capital Goods)†	3,050	12,771

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	790	36,996

St James’s Place plc (Diversified Financials)†	750	12,658

Standard Chartered plc (Banks)*†	1,190	13,855

Unilever plc (Household & Personal Products)†	220	12,452

		264,802

United States - 45.3%

Accenture plc, Class A (Software & Services)	380	61,066

Adobe Systems Inc. (Software & Services)*	90	17,978

Air Products & Chemicals Inc. (Materials)	320	53,878

Allegion plc (Capital Goods)	450	38,750

Alphabet Inc., Class A (Software & Services)*	45	53,200

Amazon.com Inc. (Retailing)*	30	43,527

AMETEK Inc. (Capital Goods)	920	70,196

Amphenol Corp., Class A (Technology Hardware & Equipment)	700	64,939

Apple Inc. (Technology Hardware & Equipment)	420	70,321

Automatic Data Processing Inc. (Software & Services)	540	66,760

Church & Dwight Co., Inc. (Household & Personal Products)	1,080	52,758

Cisco Systems Inc. (Technology Hardware & Equipment)	1,560	64,802

Cognizant Technology Solutions Corp., Class A (Software & Services)	170	13,257

Colgate-Palmolive Co. (Household & Personal Products)	710	52,710

Costco Wholesale Corp. (Food & Staples Retailing)	355	69,179

	Shares	Value
COMMON STOCKS - 98.1% (continued)

United States - 45.3% (continued)

Deere & Co. (Capital Goods)	200	$33,284

eBay Inc. (Software & Services)*	1,070	43,421

Ecolab Inc. (Materials)	400	55,072

EPAM Systems Inc. (Software & Services)*	150	17,622

Equifax Inc. (Commercial & Professional Services)	520	64,964

Estee Lauder Cos., Inc., Class A (Household & Personal Products)	500	67,480

Facebook Inc., Class A (Software & Services)*	270	50,460

First Republic Bank (Banks)	720	64,476

Fiserv Inc. (Software & Services)*	450	63,378

Flowserve Corp. (Capital Goods)	530	24,020

Gartner Inc. (Software & Services)*	450	62,433

Healthcare Services Group Inc. (Commercial & Professional Services)	220	12,140

Helmerich & Payne Inc. (Energy)	180	12,965

IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	13,093

Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	13,958

International Business Machines Corp. (Software & Services)	380	62,206

IPG Photonics Corp. (Technology Hardware & Equipment)*	100	25,195

IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	580	59,270

JPMorgan Chase & Co. (Banks)	570	65,932

Lazard Ltd., Class A (Diversified Financials)	240	14,057

Lululemon Athletica Inc. (Consumer Durables & Apparel)*	290	22,681

Mastercard Inc., Class A (Software & Services)	290	49,010

McDonald’s Corp. (Consumer Services)	390	66,745

Mettler-Toledo International Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	30	20,258

Microsoft Corp. (Software & Services)	670	63,657

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.1% (continued)

United States - 45.3% (continued)

NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	60	$14,748

PayPal Holdings Inc. (Software & Services)*	240	20,477

Priceline Group Inc. (Retailing)*	7	13,384

PriceSmart Inc. (Food & Staples Retailing)	230	19,596

Procter & Gamble Co. (Household & Personal Products)	560	48,350

Prudential Financial Inc. (Insurance)	460	54,657

Red Hat Inc. (Software & Services)*	120	15,766

Regeneron Pharmaceuticals Inc (Pharmaceuticals, Biotechnology & Life Sciences)*	82	30,065

Reinsurance Group of America Inc. (Insurance)	380	59,527

Rockwell Automation Inc. (Capital Goods)	170	33,539

Rollins Inc. (Commercial & Professional Services)	650	32,071

Roper Technologies Inc. (Capital Goods)	260	72,953

salesforce.com Inc. (Software & Services)*	130	14,808

Schlumberger Ltd. (Energy)	280	20,602

Sensata Technologies Holding NV (Capital Goods)*	240	13,500

Signature Bank (Banks)*	320	49,280

Starbucks Corp. (Consumer Services)	1,036	58,855

T Rowe Price Group Inc. (Diversified Financials)	630	70,327

Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	390	42,771

Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	60	13,447

TJX Cos Inc. (Retailing)	820	65,862

UnitedHealth Group Inc. (Health Care Equipment & Services)	230	54,459

Verisk Analytics Inc. (Commercial & Professional Services)*	350	35,018

Visa Inc., Class A (Software & Services)	260	32,300

WABCO Holdings Inc. (Capital Goods)*	140	21,615

Walgreens Boots Alliance Inc. (Food & Staples Retailing)	550	41,393

Walt Disney Co. (Media)	460	49,988

	Shares	Value
COMMON STOCKS - 98.1% (continued)

United States - 45.3% (continued)

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	200	$43,122

Workday Inc., Class A (Software & Services)*	140	16,785

Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	380	29,157

		2,929,520
Total Common Stocks (Cost $5,007,373)		$6,344,682

PREFERRED STOCKS - 0.9%

Brazil - 0.4%

Banco Bradesco SA - ADR (Banks)*	957	12,154

Itau Unibanco Holding SA - Sponsored ADR, 0.35% (Banks)+	730	11,972

		24,126

Colombia - 0.1%

Bancolombia SA - Sponsored ADR, 2.82% (Banks)+	187	8,592

South Korea - 0.1%

Samsung Electronics Co., Ltd. - GDR, Reg S, 1.40% (Technology Hardware & Equipment)†+	9	8,960

Spain - 0.3%

Grifols SA - ADR, 1.80% (Pharmaceuticals, Biotechnology & Life Sciences)+	660	16,401
Total Preferred Stocks (Cost $41,713)		$58,079

SHORT TERM INVESTMENTS - 1.6%

Northern Institutional Funds - Treasury Portfolio, 1.16% (Money Market Fund)	99,235	99,235
Total Short Term Investments (Cost $99,235)		$99,235

Total Investments — 100.6%
(Cost $5,148,321)		$6,501,996

Liabilities Less Other Assets - (0.6)%		(36,636)
Net Assets — 100.0%		$6,465,360

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	1.4%

Banks	14.2

Capital Goods	10.9

Commercial & Professional Services	3.6

Consumer Durables & Apparel	3.2

Consumer Services	2.8

Diversified Financials	2.0

Energy	2.3

Food & Staples Retailing	3.3

Food Beverage & Tobacco	3.3

Health Care Equipment & Services	2.2

Household & Personal Products	5.3

Insurance	2.6

Materials	3.9

Media	2.2

Pharmaceuticals, Biotechnology & Life Sciences	7.2

Real Estate	0.8

Retailing	2.4

Semiconductors & Semiconductor Equipment	2.5

Software & Services	15.5

Technology Hardware & Equipment	4.6

Telecommunication Services	0.8

Transportation	1.6

Utilities	0.4

Money Market Fund	1.6
Total Investments	100.6

Liabilities Less Other Assets	(0.6)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Argentina - 1.2%

Banco Macro SA - ADR (Banks)	350	$37,989

Cablevision Holding SA - Sponsored GDR (Media)#*†	1,709	45,521

Globant SA (Software & Services)*	1,246	56,618

		140,128

Australia - 2.7%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,030	121,415

DuluxGroup Ltd. (Materials)†	9,240	54,254

SEEK Ltd. (Commercial & Professional Services)†	4,580	72,071

TPG Telecom Ltd. (Telecommunication Services)†	13,430	68,891

		316,631

Brazil - 1.0%

Ambev SA - ADR (Food Beverage & Tobacco)	4,310	29,610

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	3,900	31,924

Ultrapar Participacoes SA - Sponsored ADR (Energy)	990	25,344

WEG SA (Capital Goods)	4,200	31,243

		118,121

Canada - 2.8%

Alimentation Couche-Tard Inc. (Food & Staples Retailing)	2,100	110,122

Canadian National Railway Co. (Transportation)	1,230	98,548

Cenovus Energy Inc. (Energy)	6,900	65,802

Encana Corp. (Energy)	4,560	56,453

		330,925

China - 10.2%

51job Inc. - ADR (Commercial & Professional Services)*	670	46,960

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	2,000	33,403

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	160	32,686

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	7,600	36,646

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	670	35,282

CNOOC Ltd. - Sponsored ADR (Energy)	220	34,584

ENN Energy Holdings Ltd. (Utilities)†	4,000	30,795

	Shares	Value
COMMON STOCKS - 96.5% (continued)

China - 10.2% (continued)

Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)†	7,200	$30,447

Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	4,900	43,490

Haitian International Holdings Ltd. (Capital Goods)†	12,400	39,041

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	6,900	43,745

Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	21,400	115,973

JD.com Inc. - ADR (Retailing)*	830	40,861

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	72,000	111,210

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,480	41,741

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,700	44,706

NetEase Inc. - ADR (Software & Services)	80	25,613

New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)	310	28,548

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,770	38,939

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,000	44,287

Sun Art Retail Group Ltd. (Food & Staples Retailing)†	66,000	89,701

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	2,000	27,718

Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	5,300	32,238

Tencent Holdings Ltd. (Software & Services)†	500	29,606

Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	21,150	44,083

Weibo Corp. - Sponsored ADR (Software & Services)*	220	28,505

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.5% (continued)

China - 10.2% (continued)

Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	5,250	$35,888

		1,186,696

Colombia - 1.1%

Cementos Argos SA - Sponsored ADR (Materials)#†	1,390	27,673

Cemex Latam Holdings SA (Materials)*	6,320	24,318

Ecopetrol SA - Sponsored ADR (Energy)	2,280	43,023

Grupo Nutresa SA (Food Beverage & Tobacco)	2,920	27,821

		122,835

Denmark - 1.2%

Chr Hansen Holding A/S (Materials)†	820	71,716

Novozymes A/S, Class B (Materials)†	1,250	69,357

		141,073

Egypt - 0.2%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	5,810	26,391

France - 2.0%

Dassault Systemes SE (Software & Services)†	1,050	121,069

Essilor International Cie Generale d’Optique SA (Health Care Equipment & Services)†	780	110,817

		231,886

Germany - 7.9%

adidas AG (Consumer Durables & Apparel)†	320	74,369

Allianz SE, Reg S (Insurance)†	505	127,535

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	840	109,962

Bayerische Motoren Werke AG (Automobiles & Components)†	1,114	127,156

FUCHS PETROLUB SE (Materials)†	510	25,870

Henkel AG & Co. KGaA (Household & Personal Products)†	810	101,382

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,150	33,428

Linde AG (Materials)*†	510	124,481

SAP SE - Sponsored ADR (Software & Services)	1,000	113,250

	Shares	Value
COMMON STOCKS - 96.5% (continued)

Germany - 7.9% (continued)

Symrise AG (Materials)†	940	$78,591

		916,024

Hong Kong - 2.6%

AIA Group Ltd. (Insurance)†	13,200	113,352

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	6,400	87,321

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	2,000	75,590

Sands China Ltd. (Consumer Services)†	5,200	30,908

		307,171

Hungary - 0.2%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	940	24,161

India - 4.1%

Asian Paints Ltd. (Materials)†	1,380	24,491

Bharti Infratel Ltd. (Telecommunication Services)†	13,880	76,935

Dabur India Ltd. (Household & Personal Products)†	5,390	30,092

Emami Ltd. (Household & Personal Products)†	1,420	25,114

Godrej Consumer Products Ltd. (Household & Personal Products)†	1,800	29,780

HDFC Bank Ltd. - ADR (Banks)	282	30,622

Housing Development Finance Corp., Ltd. (Banks)†	1,080	33,198

ICICI Bank Ltd. - Sponsored ADR (Banks)	2,849	31,282

Infosys Ltd. - Sponsored ADR (Software & Services)	3,240	58,352

ITC Ltd. (Food Beverage & Tobacco)†	6,040	25,762

Kotak Mahindra Bank Ltd. (Banks)†	1,770	30,864

Max Financial Services Ltd. (Insurance)*†	2,340	19,680

Pidilite Industries Ltd. (Materials)†	2,100	29,593

United Spirits Ltd. (Food Beverage & Tobacco)*†	640	33,111

		478,876

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.5% (continued)

Indonesia - 0.9%

Bank Central Asia Tbk PT (Banks)†	21,000	35,603

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	566,000	$70,343

		105,946

Israel - 0.8%

Check Point Software Technologies Ltd. (Software & Services)*	900	93,069

Italy - 0.5%

Tenaris SA - ADR (Energy)	1,620	56,700

Japan - 19.0%

ABC-Mart Inc. (Retailing)†	1,640	106,668

Asics Corp. (Consumer Durables & Apparel)†	3,100	51,365

Daito Trust Construction Co., Ltd. (Real Estate)†	572	100,417

Dentsu Inc. (Media)†	1,820	81,508

FANUC Corp. (Capital Goods)†	300	81,582

Hakuhodo DY Holdings Inc. (Media)†	6,790	102,342

Hoshizaki Corp. (Capital Goods)†	1,300	122,816

JGC Corp. (Capital Goods)†	4,000	86,943

Kakaku.com Inc. (Software & Services)†	3,500	61,797

Komatsu Ltd. (Capital Goods)†	3,500	136,332

Kubota Corp. (Capital Goods)†	5,400	110,599

M3 Inc. (Health Care Equipment & Services)†	900	33,089

Makita Corp. (Capital Goods)†	2,600	122,945

MISUMI Group Inc. (Capital Goods)†	3,900	118,203

MonotaRO Co., Ltd. (Capital Goods)†	700	22,213

NGK Insulators Ltd. (Capital Goods)†	4,150	84,486

Nidec Corp. (Capital Goods)†	320	51,405

Nomura Research Institute Ltd. (Software & Services)†	2,602	120,271

Rinnai Corp. (Consumer Durables & Apparel)†	1,100	103,711

Shiseido Co., Ltd. (Household & Personal Products)†	1,500	77,214

SMC Corp. (Capital Goods)†	160	79,192

Stanley Electric Co., Ltd. (Automobiles & Components)†	3,200	130,137

Suruga Bank Ltd. (Banks)†	3,370	68,259

Sysmex Corp. (Health Care Equipment & Services)†	500	39,352

Unicharm Corp. (Household & Personal Products)†	4,400	117,787

		2,210,633

	Shares	Value
COMMON STOCKS - 96.5% (continued)

Mexico - 2.0%

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (Banks)	2,830	$22,131

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	502	38,252

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	3,000	22,205

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	280	27,311

Grupo Financiero Banorte SAB de CV, Series O (Banks)	5,800	37,265

Kimberly-Clark de Mexico SAB de CV, Series A (Household & Personal Products)	25,400	47,697

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	14,400	36,086

		230,947

Netherlands - 0.8%

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	450	91,332

Pakistan - 1.4%

Engro Corp., Ltd. (Materials)†	8,100	22,145

Lucky Cement Ltd. (Materials)†	5,900	32,839

MCB Bank Ltd. (Banks)†	12,600	25,831

Oil & Gas Development Co., Ltd. (Energy)†	17,700	26,387

Pakistan Petroleum Ltd. (Energy)†	15,500	28,953

United Bank Ltd. (Banks)†	12,200	21,330

		157,485

Panama - 0.5%

Copa Holdings SA, Class A (Transportation)	394	54,502

Peru - 0.7%

Alicorp SAA (Food Beverage & Tobacco)	10,540	36,575

Credicorp Ltd. (Banks)	180	41,694

		78,269

Philippines - 1.3%

Bank of the Philippine Islands (Banks)†	11,760	27,274

Jollibee Foods Corp. (Consumer Services)†	5,870	32,587

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	14,760	27,182

Security Bank Corp. (Banks)†	4,950	23,765

SM Prime Holdings Inc. (Real Estate)†	38,900	27,986

Universal Robina Corp. (Food Beverage & Tobacco)†	4,925	$15,473

		154,267

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.5% (continued)

Qatar - 0.9%

Qatar Electricity & Water Co. QSC (Utilities)†	820	43,614

Qatar National Bank QPSC (Banks)†	1,700	63,120

		106,734

Russia - 1.2%

LUKOIL PJSC - Sponsored ADR (Energy)	530	34,900

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	14,560	29,759

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	220	29,298

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	2,020	40,721

		134,678

Singapore - 2.2%

DBS Group Holdings Ltd. (Banks)†	6,250	125,570

Oversea-Chinese Banking Corp. Ltd. (Banks)†	13,100	129,259

		254,829

South Africa - 1.3%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,040	23,764

Discovery Ltd. (Insurance)†	2,580	36,769

Naspers Ltd., Class N (Media)†	150	42,819

Standard Bank Group Ltd. (Banks)†	2,670	45,226

		148,578

South Korea - 1.2%

Coway Co., Ltd. (Consumer Durables & Apparel)†	670	59,883

Hankook Tire Co., Ltd. (Automobiles & Components)†	490	24,554

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	150	23,963

NAVER Corp. (Software & Services)†	38	32,386

		140,786

Spain - 3.7%

Amadeus IT Group SA (Software & Services)†	1,800	139,749

Banco Bilbao Vizcaya Argentaria SA (Banks)†	6,144	57,694

Banco Santander SA (Banks)†	13,640	101,254

	Shares	Value
COMMON STOCKS - 96.5% (continued)

Spain - 3.7% (continued)

Bankinter SA (Banks)†	11,130	$127,921

		426,618

Sweden - 4.3%

Assa Abloy AB, Class B (Capital Goods)†	4,650	102,992

Atlas Copco AB, Class A (Capital Goods)†	2,690	126,197

Hexagon AB, Class B (Technology Hardware & Equipment)†	1,450	86,450

Intrum Justitia AB (Commercial & Professional Services)†	2,520	93,520

Skandinaviska Enskilda Banken AB, Class A (Banks)†	7,530	95,159

		504,318

Switzerland - 4.4%

Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	1,180	113,130

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	110	30,548

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	1,010	87,264

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,210	108,973

SGS SA, Reg S (Commercial & Professional Services)†	37	99,403

Temenos Group AG, Reg S (Software & Services)*†	540	74,537

		513,855

Taiwan - 0.9%

Airtac International Group (Capital Goods)†	3,000	47,716

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,040	20,492

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	35,050

		103,258

Thailand - 0.2%

Siam Commercial Bank pcl, Reg S (Banks)†	5,700	28,664

Turkey - 0.2%

Turkiye Garanti Bankasi AS - ADR (Banks)	8,480	28,281

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.5% (continued)

United Arab Emirates - 1.0%

Agthia Group PJSC (Food Beverage & Tobacco)†	10,250	12,216

DP World Ltd. (Transportation)†	1,070	$28,414

Emaar Properties PJSC (Real Estate)†	45,410	81,293

		121,923

United Kingdom - 9.9%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	4,030	70,344

BBA Aviation plc (Transportation)†	25,050	125,157

BGEO Group plc (Banks)†	1,330	69,216

Diageo plc (Food Beverage & Tobacco)†	3,180	114,435

Halma plc (Technology Hardware & Equipment)†	6,140	111,358

HSBC Holdings plc - Sponsored ADR (Banks)	2,120	114,289

Nostrum Oil & Gas plc (Energy)*†	4,145	18,308

Reckitt Benckiser Group plc (Household & Personal Products)†	1,020	98,534

Rightmove plc (Software & Services)†	1,090	68,310

Rotork plc (Capital Goods)†	15,621	65,409

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,791	83,874

St James’s Place plc (Diversified Financials)†	3,490	58,902

Standard Chartered plc (Banks)*†	6,710	78,121

Unilever plc (Household & Personal Products)†	1,460	82,634

		1,158,891
Total Common Stocks (Cost $8,763,620)		$11,245,481

PREFERRED STOCKS - 2.2%

Brazil - 0.5%

Banco Bradesco SA - ADR (Banks)*	2,450	31,115

Itau Unibanco Holding SA - Sponsored ADR, 0.35% (Banks)+	1,940	31,816

		62,931

Colombia - 0.4%

Bancolombia SA - Sponsored ADR, 2.82% (Banks)+	910	41,815

South Korea - 0.3%

Samsung Electronics Co., Ltd. - GDR, Reg S, 1.40% (Technology Hardware & Equipment)†+	30	29,866

	Shares	Value
PREFERRED STOCKS - 2.2% (continued)

Spain - 1.0%

Grifols SA - ADR, 1.80% (Pharmaceuticals, Biotechnology & Life Sciences)+	4,830	$120,025

Total Preferred Stocks (Cost $175,210)		$254,637

SHORT TERM INVESTMENTS - 1.9%

Northern Institutional Funds - Treasury Portfolio, 1.16% (Money Market Fund)	220,234	220,234

Total Short Term Investments (Cost $220,234)		$220,234

Total Investments — 100.6%
(Cost $9,159,064)		$11,720,352

Liabilities Less Other Assets - (0.6)%		(70,813)
Net Assets — 100.0%		$11,649,539

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	2.7%

Banks	14.6

Capital Goods	12.3

Commercial & Professional Services	2.7

Consumer Durables & Apparel	5.5

Consumer Services	0.8

Diversified Financials	1.7

Energy	3.6

Food & Staples Retailing	2.3

Food Beverage & Tobacco	5.2

Health Care Equipment & Services	1.6

Household & Personal Products	5.2

Insurance	2.5

Materials	5.0

Media	2.3

Pharmaceuticals, Biotechnology & Life Sciences	7.6

Real Estate	1.8

Retailing	1.5

Semiconductors & Semiconductor Equipment	2.1

Software & Services	9.1

Technology Hardware & Equipment	2.8

Telecommunication Services	1.6

Transportation	3.6

Utilities	0.6

Money Market Fund	1.9
Total Investments	100.6

Liabilities Less Other Assets	(0.6)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 93.3%

Argentina - 1.0%

Banco Macro SA - ADR (Banks)	510	$55,356

Cablevision Holding SA - Sponsored GDR (Media)*†#	653	17,393

		72,749

Bangladesh - 0.5%

GrameenPhone Ltd. (Telecommunication Services)†	3,400	20,506

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,246	16,616

		37,122

Brazil - 6.4%

Ambev SA - ADR (Food Beverage & Tobacco)	19,220	132,042

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	17,900	146,526

Ultrapar Participacoes SA - Sponsored ADR (Energy)	5,710	146,176

WEG SA (Capital Goods)	4,800	35,706

		460,450

China - 29.1%

51job Inc. - ADR (Commercial & Professional Services)*	1,130	79,202

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	4,500	75,157

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	380	77,630

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	18,000	86,794

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	2,680	141,129

CNOOC Ltd. - Sponsored ADR (Energy)	453	71,212

ENN Energy Holdings Ltd. (Utilities)†	8,000	61,590

Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)†	32,400	137,010

Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	6,100	54,141

Haitian International Holdings Ltd. (Capital Goods)†	13,000	40,931

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	7,650	48,500

Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	18,163	98,431

	Shares	Value
COMMON STOCKS - 93.3% (continued)

China - 29.1% (continued)

JD.com Inc. - ADR (Retailing)*	1,410	$69,414

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	30,000	46,337

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	6,380	76,604

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	9,900	94,168

NetEase Inc. - ADR (Software & Services)	384	122,941

New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)	370	34,073

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	13,000	134,273

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	76,000	140,242

Sun Art Retail Group Ltd. (Food & Staples Retailing)†	49,500	67,276

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	5,000	69,296

Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	6,200	37,712

Tencent Holdings Ltd. (Software & Services)†	1,200	71,054

Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	40,000	83,371

Weibo Corp. - Sponsored ADR (Software & Services)*	150	19,436

Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	10,000	68,357

		2,106,281

Colombia - 1.6%

Cementos Argos SA - Sponsored ADR (Materials)†#	1,080	21,501

Cemex Latam Holdings SA (Materials)*	3,780	14,545

Ecopetrol SA - Sponsored ADR (Energy)	3,450	65,101

Grupo Nutresa SA (Food Beverage & Tobacco)	1,530	14,578

		115,725

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.3% (continued)

Egypt - 0.6%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	9,600	$43,606

Hungary - 0.6%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,690	43,438

India - 10.1%

Asian Paints Ltd. (Materials)†	2,810	49,870

Bharti Infratel Ltd. (Telecommunication Services)†	4,820	26,716

Dabur India Ltd. (Household & Personal Products)†	9,630	53,763

Emami Ltd. (Household & Personal Products)†	830	14,679

Godrej Consumer Products Ltd. (Household & Personal Products)†	4,230	69,983

HDFC Bank Ltd. - ADR (Banks)	338	36,703

Housing Development Finance Corp., Ltd. (Banks)†	4,700	144,472

ICICI Bank Ltd. - Sponsored ADR (Banks)	3,920	43,042

Infosys Ltd. - Sponsored ADR (Software & Services)	3,100	55,831

ITC Ltd. (Food Beverage & Tobacco)†	12,650	53,955

Kotak Mahindra Bank Ltd. (Banks)†	4,150	72,365

Max Financial Services Ltd. (Insurance)*†	3,880	32,632

Pidilite Industries Ltd. (Materials)†	4,150	58,481

United Spirits Ltd. (Food Beverage & Tobacco)*†	400	20,695

		733,187

Indonesia - 2.7%

Bank Central Asia Tbk PT (Banks)†	82,000	139,021

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	465,000	57,791

		196,812

Kazakhstan - 0.3%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	1,610	20,848

Kenya - 0.8%

Safaricom Ltd. (Telecommunication Services)†	203,700	58,860

	Shares	Value
COMMON STOCKS - 93.3% (continued)

Kuwait - 1.2%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	18,280	$18,315

Mabanee Co. SAK (Real Estate)†	7,948	19,500

National Bank of Kuwait SAKP (Banks)†	18,616	45,977

		83,792

Mexico - 5.7%

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (Banks)	4,150	32,453

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	820	62,484

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	7,900	58,474

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,020	99,491

Grupo Financiero Banorte SAB de CV, Series O (Banks)	5,000	32,125

Kimberly-Clark de Mexico SAB de CV, Series A (Household & Personal Products)	17,100	32,111

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	37,100	92,970

		410,108

Morocco - 0.4%

Attijariwafa Bank (Banks)†	320	17,468

Maroc Telecom (Telecommunication Services)†	900	14,513

		31,981

Nigeria - 1.2%

Dangote Cement plc (Materials)†	26,700	19,932

Nestle Nigeria plc (Food Beverage & Tobacco)†	6,250	25,447

Nigerian Breweries plc (Food

Beverage & Tobacco)†	44,900	18,257

Zenith Bank plc (Banks)†	260,470	22,405

		86,041

Pakistan - 1.5%

Engro Corp., Ltd. (Materials)†	4,900	13,396

Lucky Cement Ltd. (Materials)†	4,400	24,490

MCB Bank Ltd. (Banks)†	8,900	18,246

Oil & Gas Development Co., Ltd. (Energy)†	11,200	16,697

Pakistan Petroleum Ltd. (Energy)†	11,000	20,547

United Bank Ltd. (Banks)†	9,900	17,309

		110,685

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.3% (continued)

Panama - 0.8%

Copa Holdings SA, Class A (Transportation)	390	$53,949

Peru - 1.3%

Alicorp SAA (Food Beverage & Tobacco)	6,050	20,994

Credicorp Ltd. (Banks)	320	74,122

		95,116

Philippines - 3.1%

Bank of the Philippine Islands (Banks)†	20,920	48,517

Jollibee Foods Corp. (Consumer Services)†	9,090	50,463

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	8,430	15,525

Security Bank Corp. (Banks)†	3,720	17,860

SM Prime Holdings Inc. (Real Estate)†	72,700	52,303

Universal Robina Corp. (Food Beverage & Tobacco)†	11,760	36,947

		221,615

Qatar - 0.8%

Qatar Electricity & Water Co. QSC (Utilities)†	210	11,169

Qatar National Bank QPSC (Banks)†	1,150	42,699

		53,868

Romania - 0.5%

Banca Transilvania SA (Banks)†	26,660	17,080

Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,060	18,809

		35,889

Russia - 4.7%

LUKOIL PJSC - Sponsored ADR (Energy)	1,520	100,092

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	28,840	58,945

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	690	91,890

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	4,380	88,296

		339,223

Senegal - 0.2%

Sonatel (Telecommunication Services)	360	15,334

South Africa - 4.7%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,150	71,977

Discovery Ltd. (Insurance)†	6,970	99,332

Naspers Ltd., Class N (Media)†	220	62,801

	Shares	Value
COMMON STOCKS - 93.3% (continued)

South Africa - 4.7% (continued)

Standard Bank Group Ltd. (Banks)†	6,320	$107,053

		341,163

South Korea - 3.7%

Coway Co., Ltd. (Consumer Durables & Apparel)†	650	58,095

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,430	71,657

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	446	71,251

NAVER Corp. (Software & Services)†	80	68,181

		269,184

Taiwan - 3.5%

Airtac International Group (Capital Goods)†	4,178	66,452

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,080	40,985

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	17,000	148,962

		256,399

Thailand - 1.1%

Siam Commercial Bank pcl, Reg S (Banks)†	16,100	80,963

Turkey - 1.1%

Turkiye Garanti Bankasi AS - ADR (Banks)	23,330	77,805

United Arab Emirates - 1.8%

Agthia Group PJSC (Food Beverage & Tobacco)†	6,740	8,033

DP World Ltd. (Transportation)†	1,360	36,115

Emaar Properties PJSC (Real Estate)†	49,480	88,579

		132,727

United Kingdom - 0.8%

BGEO Group plc (Banks)†	1,040	54,124

United States - 0.7%

PriceSmart Inc. (Food & Staples Retailing)	625	53,250

Vietnam - 0.8%

Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	6,520	58,403

Total Common Stocks (Cost $5,173,588)		$6,750,697

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)  (continued)

	Shares	Value
PREFERRED STOCKS - 4.5%

Brazil - 2.1%

Banco Bradesco SA - ADR (Banks)*	6,182	$78,511

Itau Unibanco Holding SA - Sponsored ADR, 0.35% (Banks)+	4,720	77,408

		155,919

Colombia - 0.6%

Bancolombia SA - Sponsored ADR, 2.82% (Banks)+	940	43,193

South Korea - 1.8%

Samsung Electronics Co., Ltd. - GDR, Reg S, 1.40% (Technology Hardware & Equipment)†+	130	129,419

Total Preferred Stocks (Cost $262,880)		$328,531

PARTICIPATION NOTES - 1.5%

Saudi Arabia - 1.5%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)†^	1,870	37,139

Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)†^	1,210	53,408

Saudi British Bank, Issued by JP Morgan Structured Products, Maturity Date 12/9/19 (Banks)†^	1,870	14,843

		105,390
Total Participation Notes (Cost $94,288)		$105,390

SHORT TERM INVESTMENTS - 0.8%

Northern Institutional Funds - Treasury Portfolio, 1.16% (Money Market Fund)	55,093	55,093
Total Short Term Investments (Cost $55,093)		$55,093

Total Investments — 100.1%
(Cost $5,585,849)		$7,239,711

Liabilities Less Other Assets - (0.1)%		(4,622)
Net Assets — 100.0%		$7,235,089

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Trustees as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of January 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.9%

Banks	22.1

Capital Goods	2.0

Commercial & Professional Services	1.1

Consumer Durables & Apparel	8.0

Consumer Services	1.2

Diversified Financials	3.1

Energy	7.3

Food & Staples Retailing	3.2

Food Beverage & Tobacco	10.1

Household & Personal Products	2.4

Insurance	1.8

Materials	2.8

Media	1.1

Pharmaceuticals, Biotechnology & Life Sciences	6.6

Real Estate	2.2

Retailing	2.5

Semiconductors & Semiconductor Equipment	2.1

Software & Services	5.7

Technology Hardware & Equipment	4.4

Telecommunication Services	3.8

Transportation	1.9

Utilities	1.0

Money Market Fund	0.8
Total Investments	100.1

Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2018

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has nine separate diversified Portfolios, all of which were active as of January 31, 2018 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio** (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio** (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class I (formerly, the Institutional Class): May 27, 2008 Institutional Class II: March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
Global Equity Research Portfolio (“Global Equity Research”)	Institutional Class: December 19, 2016 Investor Class: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Research Portfolio (“International Equity Research”)	Institutional Class: December 17, 2015 Investor Class: December 17, 2015	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
Emerging Markets Research Portfolio (“Emerging Markets Research”)	Institutional Class: December 19, 2016 Investor Class: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

* The International Equity Portfolio is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996, is historical information for the predecessor portfolio.

** The Institutional Emerging Markets and Emerging Markets Portfolios are generally closed to new investors.

On November 24, 2017, the Board of Directors (the “Board”) of the Fund approved reverse share splits (the “Reverse Splits”) of the outstanding Institutional Class Z shares of the Global Equity Portfolio, Institutional Class Z shares of the International Equity Portfolio, and Class II shares of the Institutional Emerging Markets Portfolio (each, a “Split Impacted Portfolio”) at the ratios indicated below.

Portfolio	Reverse Share Split Ratio
Global Equity Portfolio – Institutional Class Z	1 for 3.933146
International Equity Portfolio – Institutional Class Z	1 for 2.135356
Institutional Emerging Markets Portfolio – Class II	1 for 1.758429

The Reverse Splits were effected after the close of business on December 1, 2017. Institutional Class Z shares and Class II shares of the Split Impacted Portfolios began trading on a split-adjusted basis on December 4, 2017.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2018

1. Organization (continued)

The total dollar value of each shareholder’s investment in a Split Impacted Portfolio remained unchanged by the Reverse Splits. While the Reverse Splits reduced the number of outstanding Institutional Class Z or Class II shares of the Split Impacted Portfolios, they proportionately increased the net asset value (“NAV”) per share of Institutional Class Z shares and Class II shares of the Split Impacted Portfolio such that the aggregate market value of each Split Impacted Portfolio’s Institutional Class Z shares or Class II shares, as applicable, remained the same. The Reverse Splits did not affect the voting rights of a shareholder’s investment in a Split Impacted Portfolio, and was not a taxable event for the Split Impacted Portfolio’s shareholders.

On November 24, 2017, the Board also declared a share dividend (the “Share Dividend”) with respect to the Institutional Class II shares of the Frontier Emerging Markets Portfolio equal to 0.346467 shares on each outstanding Institutional Class II share. The Share Dividend was paid to the Portfolio’s Institutional Class II shareholders of record as of the close of business on December 1, 2017. The total dollar value of each shareholder’s investment in the Portfolio remained unchanged by the Share Dividend. While the Share Dividend increased the number of outstanding Institutional Class II shares of the Portfolio, it proportionately decreased the NAV per share of Institutional Class II shares of the Portfolio such that the aggregate market value of the Portfolio’s Institutional Class II shares remained the same. The Share Dividend did not affect the voting rights of a shareholder’s investment in the Portfolio, and was not a taxable event for the Portfolio’s shareholders.

The Board approved the Reverse Splits in order to bring the NAV per share of the Institutional Class Z shares of the Global Equity Portfolio and International Equity Portfolio and Class II shares of the Institutional Emerging Markets Portfolio into line with the NAV per share of the other share classes of the Split Impacted Portfolios. The Board also declared the Share Dividend in order to bring the NAV per share of the Institutional Class II shares of the Frontier Emerging Markets Portfolio into line with the NAV per share of the other share classes of the Portfolio. The Reverse Splits and the Share Dividend are intended to create a general level of parity of required distributions across the Fund’s share classes by increasing the NAV per share and reducing the number of outstanding shares of the share classes subject to the Reverse Splits and decreasing the NAV per share and increasing the number of outstanding shares of the Institutional Class II shares of the Frontier Emerging Markets Portfolio through the Share Dividend.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2018

2. Summary of Significant Accounting Policies (continued)

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

At January 31, 2018, the Portfolios below had transfers from Level 1 to Level 2, based on levels assigned to the securities on October 31, 2017, due to the use of an adjustment factor other than 1 as an input to the valuation.

	International Small Companies	Institutional Emerging Markets	Emerging Markets	Frontier Emerging Markets	Global Equity Research	International Equity Research	Emerging Markets Research
Common Stock
Automobiles & Components	$—	$110,807,053	$92,013,030	$—	$—	$—	$—
Banks	—	—	—	5,970,858	10,288	30,864	118,342
Insurance	5,652,588	—	—	—	13,709	19,680	32,632
Materials	—	—	—	—	15,783	29,593	58,481
Telecommunication Services	—	34,261,732	28,447,020	—	—	—	—

Total	$5,652,588	$145,068,785	$120,460,050	$5,970,858	$39,780	$80,137	$209,455

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2018

2. Summary of Significant Accounting Policies (continued)

At January 31, 2018, the Portfolios below had transfers from Level 2 to Level 1, based on levels assigned to the securities on October 31, 2017, due to the use of an adjustment factor of 1 as an input to the valuation.

Frontier Emerging Markets
Common Stock
Banks	$1,139,132
Capital Goods	1,345,523
Consumer Durables & Apparel	1,841,470

Total	$4,326,125

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of January 31, 2018. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common stocks	$454,174,942	$342,380,882	$—	$796,555,824
Preferred stocks	23,712,558	—	—	23,712,558
Short Term Investments	27,240,051	—	—	27,240,051

Total Investments	$505,127,551	$342,380,882	$—	$847,508,433

International Equity
Common stocks	$3,071,799,630	$9,627,768,551	$—	$12,699,568,181
Preferred stocks	326,345,317	337,905,812	—	664,251,129
Short Term Investments	309,540,691	—	—	309,540,691

Total Investments	$3,707,685,638	$9,965,674,363	$—	$13,673,360,001

International Small Companies
Common stocks	$16,293,835	$230,505,439	$—	$246,799,274
Short Term Investments	7,746,016	—	—	7,746,016

Total Investments	$24,039,851	$230,505,439	$—	$254,545,290

Institutional Emerging Markets
Common stocks	$1,217,836,663	$3,811,882,885	$—	$5,029,719,548
Preferred stocks	291,789,058	45,439,875	—	337,228,933
Short Term Investments	110,333,201	—	—	110,333,201

Total Investments	$1,619,958,922	$3,857,322,760	$—	$5,477,281,682

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2018

2. Summary of Significant Accounting Policies (continued)

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Markets
Common stocks	$1,005,832,073	$3,165,018,031	$—	$4,170,850,104
Preferred stocks	240,954,062	37,513,482	—	278,467,544
Short Term Investments	75,694,112	—	—	75,694,112

Total Investments	$1,322,480,247	$3,202,531,513	$—	$4,525,011,760

Frontier Emerging Markets
Common stocks	$120,440,525	$373,490,317	$—	$493,930,842
Preferred stocks	10,516,484	—	—	10,516,484
Participation Notes	—	24,766,316	—	24,766,316
Short Term Investments	5,004,150	—	—	5,004,150

Total Investments	$135,961,159	$398,256,633	$—	$534,217,792

Global Equity Research
Common stocks	$3,746,624	$2,598,058	$—	$6,344,682
Preferred stocks	49,119	8,960	—	58,079
Short Term Investments	99,235	—	—	99,235

Total Investments	$3,894,978	$2,607,018	$—	$6,501,996

International Equity Research
Common stocks	$2,123,886	$9,121,595	$—	$11,245,481
Preferred stocks	224,771	29,866	—	254,637
Short Term Investments	220,234	—	—	220,234

Total Investments	$2,568,891	$9,151,461	$—	$11,720,352

Emerging Markets Research
Common stocks	$2,166,297	$4,584,400	$—	$6,750,697
Preferred stocks	199,112	129,419	—	328,531
Participation Notes	—	105,390	—	105,390
Short Term Investments	55,093	—	—	55,093

Total Investments	$2,420,502	$4,819,209	$—	$7,239,711

As of January 31, 2018, there were no Level 3 investments held within the Portfolios.

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2018

2. Summary of Significant Accounting Policies (continued)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semi-annual basis, such fluctuations are included with the Net realized gain (loss) from investments and Change in unrealized appreciation (depreciation) from investments on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the period ended January 31, 2018.

4. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

5. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At January 31, 2018, the Portfolio’s investment in the Banking industry amounted to 33.87% of its total assets.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and it has been determined that no other adjustments or disclosures are required beyond what is already included in the financial statements and accompanying footnotes.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 29, 2018

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	March 29, 2018